CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2018
Cash, cash equivalents and other investments [Abstract]
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT

	As of December 31,
	2018	2017

Investments in companies under cost method	252	252
Investments in debt instruments	6,943	3,128

Other investments, net – Non-current	7,195	3,380

	As of December 31,
	2018	2017

(i) Other investments
Other deposits with maturity of more than three months	44,529	132,736

Other investments - Current	44,529	132,736
(ii) Cash and cash equivalents
Cash and banks	87,863	100,739
Restricted cash	2,216	50
Short-term bank deposits	140,456	229,239
Other deposits with maturity of less than three months	20,006	7,751

Cash and cash equivalents	250,541	337,779